OPERATING LEASES (Tables)	12 Months Ended
Jun. 30, 2023
Lessee, Operating Lease, Description [Abstract]
Schedule of lease and non-lease components
The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations.

	Year ended June 30,
	2021	2022	2023
Operating lease costs	$2,324	$3,484	$3,301
Short-term lease costs	1,000	191	810
Amortization of prepaid land leases	454	382	331

Total lease costs	$3,778	$4,057	$4,442

Schedule of other information related to operating leases
Other information

	Year ended June 30,
	2021	2022	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$4,045	$3,810	$4,448
Right-of-use assets obtained in exchange for new operating lease liabilities	3,011	1,554	2,429
Weighted-average remaining lease term (in years):
Operating leases	1.97	1.83	2.44
Weighted-average discount rate:
Operating leases	4.17%	3.05%	3.94%

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments for operating leases as of June 30, 2023 are as follows:

As of June 30, 2023
2024	$2,494
2025	787
2026	420
2027	130
2028	107

Total minimum lease payments	3,938
Less: imputed interest	948

Total lease liability balance	$2,990

Schedule of Operating Lease Payments
Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years and thereafter as of June 30, 2023 are as follows:

Fiscal year ending June 30,	Minimum lease payments
202 4	$1,948
202 5	1,727
202 6	1,779
202 7	1,833
202 8	1,888
Thereafter	9,571

Total minimum lease payments to be received	$18,746